Cover	Jul. 05, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 05, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41376
Entity Registrant Name	DecisionPoint Systems, Inc.
Entity Central Index Key	0001505611
Entity Tax Identification Number	37-1644635
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1615 South Congress Avenue
Entity Address, Address Line Two	Suite 103
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33445
City Area Code	561
Local Phone Number	900-3723
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	DPSI
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	false